OPERATING SEGMENTS (Details 3) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	$ 399,993	$ 250,138	$ 404,185
Provisions	4,311,485	3,879,559	2,799,121
Banking Colombia [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	271,695	163,274	130,892
Provisions	3,679,839	3,422,531	2,130,261
Banking Panama [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	84,390	39,486	44,484
Provisions	342,528	165,651	381,531
Banking El Salvador [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	15,782	16,191	35,466
Provisions	145,661	162,877	104,864
Banking Guatemala [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	9,377	7,157	95,891
Provisions	153,484	138,297	127,370
Trust [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	0	0	0
Provisions	826	548	164
Investment banking [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	0	0	0
Provisions	135	(467)	423
Brokerage [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	0	0	0
Provisions	(155)	147	(34)
Off shore [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	6,376	0	0
Provisions	(17,973)	(4,449)	48,977
All other segments [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	12,373	24,030	97,452
Provisions	$ 7,140	$ (5,576)	$ 5,565